Balance Sheet Components	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Balance Sheet Components
3.	Balance Sheet Components

Inventory

Inventory is comprised of the following (in thousands):

	December 31, 2012	March 31, 2012

Raw materials	$3,085	$1,938
Work in process	3,285	754
Finished goods	14,757	7,510

Inventory	$21,127	$10,202

Property and Equipment, Net

Property and equipment, net are comprised of the following (in thousands):

	December 31, 2012	March 31, 2012

Equipment and automotive	$2,480	$1,730
Software	3,200	1,188
Leasehold improvements	979	566
Plates and dies	371	352

Total property and equipment	7,030	3,836
Less: Accumulated depreciation and amortization	(2,370)	(1,719)
Construction in progress	857	2,181

Property and equipment, net	$5,517	$4,298

The Company incurred depreciation expense of $271,000 and $704,000 for the three and nine months ended December 31, 2012, respectively. The depreciation expense for the same periods in prior year was $270,000 and $567,000, respectively.

During the three months ended December 31, 2012, the Company began two construction projects. The first project was a remodel of the existing office space (the “Existing Space”). Costs totaling $131,000 related to the existing space have been recorded in leasehold improvements in the condensed consolidated balance sheet as of December 31, 2012. The Company expects to incur additional costs to complete the remodeling of the existing space in the fourth quarter of fiscal 2013.

In addition, pursuant to the Lease Amendment and Work Letter described in Note 6, the Company and the landlord began the reconfiguration of the warehouse space to additional office space in order to accommodate growth. The Company was considered to be the accounting owner pursuant to ASC 840-40 Sale-Leaseback Transactions because the Company was responsible for paying costs of the project directly to the supplier. The Company performed an analysis and determined that it qualified for sale/leaseback accounting. The structural components of the reconfiguration were completed as of December 31, 2012, at which time the asset was de-recognized and the asset and liability were removed from the balance sheet. Tenant improvements totaling approximately $282,000 were recorded in leasehold improvements on the Company’s condensed consolidated balance sheet as of December 31, 2012. The Company expects to incur additional costs for leasehold improvements related to the reconfiguration of the warehouse space.

Intangible Assets, Net

Intangible assets, net are comprised of the following (in thousands):

	December 31, 2012	March 31, 2012

Product formulas	$1,023	$1,023
Other intangible assets	189	189

Total intangible assets	1,212	1,212
Less: accumulated amortization	(81)	(36)

Intangible assets, net	$1,131	$1,176

The Company incurred amortization expense of $15,000 and $45,000 on its intangible assets during the three and nine months ended December 31, 2012. The amortization expense for the same periods over the prior year was $6,000 and $11,000, respectively.

The estimated future amortization expense relating to intangible assets is anticipated to be $15,000 for the remainder of fiscal 2013, $60,000 for each of the next five years from fiscal 2014 through fiscal 2018, totaling $300,000 and $816,000 after fiscal 2018.

Accrued Liabilities

The following table shows the components of accrued liabilities (in thousands):

	December 31, 2012	March 31, 2012

Payroll and employee-related expenses	$2,535	$2,768
Accrued trade expenses	2,074	2,631
Inventory received not invoiced	3,150	531
Deferred rent	258	264
Brokerage commissions	149	382
Other accrued liabilities	533	876

Total accrued liabilities	$8,699	$7,452

3.	Balance Sheet Components

Inventory

Inventory is comprised of the following (in thousands):

	March 31,
	2012	2011
Raw materials	$1,938	$823
Work in process	754	455
Finished goods	7,510	8,375

Inventory	$10,202	$9,653

Property and Equipment, Net

Property and equipment, net are comprised of the following (in thousands):

	March 31,
	2012	2011
Equipment and automotive	$1,730	$791
Software	1,188	1,150
Leasehold improvements	566	312
Plates and dies	352	285

Total property and equipment	3,836	2,538
Less: Accumulated depreciation and amortization	(1,719)	(1,032)
Construction in progress	2,181	49

Property and equipment, net	$4,298	$1,555

The Company incurred depreciation expense of approximately $818,000, $433,000 and $264,000 during the years ended March 31, 2012, 2011 and 2010, respectively.

Intangible Assets, Net

Intangible assets, net are comprised of the following (in thousands):

	March 31,
	2012	2011
Product formulas	$1,023	$—
Other intangible assets	189	189

Total intangible assets	1,212	189
Less: accumulated amortization	(36)	(9)

Intangible assets, net	$1,176	$180

In November 2011, the Company acquired product formulas for a purchase price of $2.0 million. The purchase agreement requires the Company to make annual payments of at least $150,000 in each of the first six years of the agreement, with the balance of the $2.0 million payment due at the end of the seven-year term in November 2018. The Company recorded a product formula intangible asset of $1.0 million representing the present value of the future payments, which will be amortized over the estimated useful life of 20 years using the straight-line method.

The Company incurred amortization expense of approximately $27,000 and $9,000 on its intangible assets in fiscal 2012 and 2011, respectively.

The estimated future amortization expense relating to intangible assets for each of the fiscal years from fiscal 2013 to fiscal 2017 is $60,000, respectively.

Accrued Liabilities

The following table shows the components of accrued liabilities (in thousands):

	March 31,
	2012	2011
Payroll and employee-related expenses	$2,768	$2,739
Accrued trade expenses	2,631	1,175
Inventory received not invoiced	531	791
Income taxes payable	—	142
Deferred rent	264	80
Brokerage commissions	382	360
Other accrued liabilities	876	259

Total accrued liabilities	$7,452	$5,546